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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/13
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 ------------------------------------
   Address:      100 West Lancaster Avenue, Suite 200
                 ------------------------------------
                 Wayne PA 19087
                 ------------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   COO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Anthony J. Merhige             Wayne, PA        May 15, 2013
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 54
                                        --------------------

Form 13F Information Table Value Total: $1,988,846
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                                                                                                        VOTING AUTHORITY
                                                            MARKET              INVESTMENT  OTHER   -----------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   VALUE (000S)  SHARES   DISCRETION MANAGERS    SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------
ACCESS MIDSTREAM PARTNERS LP  UNIT             00434L109        1,846    45,736    Sole           0    45,736      0      0
ALLIANCE HOLDINGS GP LP       COM UNITS LP     01861G100          417     7,908    Sole           0     7,908      0      0
BLUEKNIGHT ENERG 11% SERIES A UNIT LP INT      09625U208          823    93,729    Sole           0    93,729      0      0
BREITBURN ENERGY PARTNERS LP  COM UNIT LTD PTN 106776107       12,708   634,135    Sole           0   634,135      0      0
COPANO ENERGY LLC             COM UNITS        217202100       18,741   462,509    Sole           0   462,509      0      0
CROSSTEX ENERGY LP            COM              22765U102       37,150 2,019,024    Sole           0 2,019,024      0      0
CVR REFNG LP                  COMUNIT REP LT   12663P107        6,439   185,612    Sole           0   185,612      0      0
DELEK LOGISTICS PARTNERS LP   COM UNT RP INT   24664T103        3,634   116,508    Sole           0   116,508      0      0
EAGLE ROCK ENERGY PARTNERS    UNIT             26985R104          719    73,225    Sole           0    73,225      0      0
EL PASO PIPELINE PARTNERS LP  COM UNIT LPI     283702108       73,282 1,670,823    Sole           0 1,670,823      0      0
ENBRIDGE ENERGY PARTNERS LP   COM              29250R106       37,533 1,245,278    Sole           0 1,245,278      0      0
ENERGY TRANSFER EQUITY LP     COM UT LTD PTN   29273V100       88,290 1,509,752    Sole           0 1,509,752      0      0
ENERGY TRANSFER PRTNRS LP     UNIT LTD PARTN   29273R109       50,305   992,406    Sole           0   992,406      0      0
ENTERPRISE PRODS PARTNERS     COM              293792107      246,057 4,081,224    Sole           0 4,081,224      0      0
EQT MIDSTREAM PARTNERS LP     UNIT LTD PARTN   26885B100       27,862   718,098    Sole           0   718,098      0      0
EV ENERGY PARTNERS LP         COM UNITS        26926V107       41,509   760,658    Sole           0   760,658      0      0
EXTERRAN HLDGS INC            COM              30225X103       85,782 3,177,105    Sole           0 3,177,105      0      0
EXTERRAN PARTNERS LP          COM UNITS        30225N105       21,888   833,211    Sole           0   833,211      0      0
GASLOG LTD                    SHS              G37585109       24,674 1,578,758    Sole           0 1,578,758      0      0
GENESIS ENERGY LP             UNIT LTD PARTN   371927104       57,253 1,450,229    Sole           0 1,450,229      0      0
HOLLY ENERGY PARTNERS LP      COM UT LTD PTN   435763107       25,507   636,090    Sole           0   636,090      0      0
INERGY LP                     UNIT LTD PTNR    456615103          776    38,000    Sole           0    38,000      0      0
KINDER MORGAN INC DEL         COM              49456B101        3,555    91,799    Sole           0    91,799      0      0
KINDER MORGAN MANAGEMENT LLC  SHS              49455U100      187,736 2,137,138    Sole           0 2,137,138      0      0
LEGACY RESERVES LP            UNIT LP INT      524707304          669    24,219    Sole           0    24,219      0      0
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP   559080106       56,076 1,049,521    Sole           0 1,049,521      0      0
MARKWEST ENERGY PARTNERS LP   UNIT LTD PARTN   570759100       58,059   955,700    Sole           0   955,700      0      0
MEMORIAL PRODTN PARTNERS LP   COM U REP LTD    586048100        7,848   396,112    Sole           0   396,112      0      0
MID CON ENERGY PARTNERS LP    COM UNIT REPST   59560V109        9,916   432,090    Sole           0   432,090      0      0
MPLX LP                       COM UNIT REP LTD 55336V100        3,703    98,868    Sole           0    98,868      0      0

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
NAVIOS MARITIME PARTNERS LP   UNIT LPI         Y62267102          678    46,800    Sole           0    46,800      0      0
NORTHERN TIER ENERGY LP       COM UN REPR PART 665826103        9,858   329,692    Sole           0   329,692      0      0
OILTANKING PARTNERS LP        UNIT LTD         678049107       42,189   820,795    Sole           0   820,795      0      0
PACIFIC COAST OIL TR          UNIT BEN INT     694103102       12,014   641,407    Sole           0   641,407      0      0
PLAINS ALL AMERN PIPELINE LP  UNIT LTD PARTN   726503105      228,383 4,043,602    Sole           0 4,043,602      0      0
QR ENERGY LP                  UNIT LTD PRTNS   74734R108          248    14,000    Sole           0    14,000      0      0
REGENCY ENERGY PARTNERS LP    COM UNITS LP     75885Y107       26,596 1,060,453    Sole           0 1,060,453      0      0
ROSE ROCK MIDSTREAM LP        COM U REP LTD    777149105        1,301    32,800    Sole           0    32,800      0      0
SEADRILL PARTNERS LLC         COMUNIT REP LB   Y7545W109        4,659   167,884    Sole           0   167,884      0      0
SPECTRA ENERGY PARTNERS LP    COM              84756N109       42,888 1,089,888    Sole           0 1,089,888      0      0
SUMMIT MIDSTREAM PARTNERS LP  COM UNIT LTD     866142102       28,894 1,042,059    Sole           0 1,042,059      0      0
SUSSER PETE PARTNERS LP       COM U REP LP     869239103        3,098    95,335    Sole           0    95,335      0      0
TARGA RESOURCES PARTNERS LP   COM UNIT         87611X105       37,224   808,874    Sole           0   808,874      0      0
TEEKAY LNG PARTNERS LP        PRTNRSP UNITS    Y8564M105       79,479 1,918,397    Sole           0 1,918,397      0      0
TEEKAY OFFSHORE PARTNERS LP   PARTNERSHIP UN   Y8565J101       71,587 2,371,232    Sole           0 2,371,232      0      0
TESORO LOGISTICS LP           COM UNIT LP      88160T107       67,316 1,247,279    Sole           0 1,247,279      0      0
USA COMPRESSION PARTNERS LP   COMUNIT LTDPAR   90290N109       19,936   996,822    Sole           0   996,822      0      0
VANGUARD NATURAL RESOURCES    COM UNIT         92205F106          239     8,401    Sole           0     8,401      0      0
WESTERN GAS EQUITY PARTNERS   COMUNT LTD PT    95825R103        7,948   232,560    Sole           0   232,560      0      0
WESTERN GAS PARTNERS LP       COM UNIT LP IN   958254104        1,276    21,484    Sole           0    21,484      0      0
WHITING USA TR II             TR UNIT          966388100        3,206   220,830    Sole           0   220,830      0      0
WILLIAMS COS INC DEL          COM              969457100       97,582 2,604,971    Sole           0 2,604,971      0      0
WILLIAMS PARTNERS LP          COM UNIT LP      96950F104       10,788   208,255    Sole           0   208,255      0      0
WILLIAMS PARTNERS LP          COM UNIT LP      96950F104          702    14,417    Sole           0    14,417      0      0

                                                            1,988,846